33 Post balance sheet events (Details Narrative) - Events After Reporting Periods [member] - GBP (£) £ in Thousands		1 Months Ended
	Apr. 23, 2021	Feb. 28, 2021
Disclosure of non-adjusting events after reporting period [line items]
Spanish Tax Authorities late payment fine		£ 149,835
Lease term	5 years